Subsequent Events	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 7 — Subsequent Events

On January 22, 2021, the Sponsor transferred 30,000 Founder Shares to certain independent director nominees, Dr. Dubin, Mr. Hughes and Dr. Pakianathan, at their original per-share purchase price, for an aggregate of 90,000 Founder Shares transferred. On January 22, 2021, the Company borrowed an additional $150,000 under the Note, for a total of $200,000 outstanding under the Note to date.

The Company evaluated subsequent events and transactions that occurred after the balance through January 26, 2021, the date that the financial statements were available to be issued. Based on this review, except as noted above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the condensed financial statements were available to be issued. Based upon this review, the Company determined that there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed financial statements.